Commitments and contingencies - Narrative (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Jul. 07, 2023	Dec. 31, 2022
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross lease liabilities	SFr 385.7		SFr 282.9
Belgium
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee	27.9
Gross lease liabilities	122.5		0.0
Atlanta
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee	111.9		126.1
Gross lease liabilities			254.9
Bank overdraft facility four, CHF
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Bank guarantee	155.3
Credit facility, maximum borrowing capacity		SFr 700.0
Group cash pool participants
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross bank balances before cash pooling offset	112.6		202.4
Contingent liability for guarantees
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Estimated financial effect of contingent liabilities	155.6		SFr 126.1
Leased locations
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Gross lease liabilities	SFr 245.8